Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
ECL coverage	100.00%
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 134,267	£ 141,636
ECL coverage	3.60%	2.50%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 139,333	£ 145,332
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	111,804	128,345
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	22,410	12,639
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,119	4,348
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,066	3,696
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure		2,146
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	685	492
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,912	1,058
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,469	2,146
Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,420	£ 23,647
ECL coverage	1.40%	0.40%
Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure		£ 23,734
Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,703	23,734
Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	16,580	21,631
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,469	1,749
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	654	354
Contingent liabilities [member] | ECL
Disclosure of internal credit grades [line items]
Credit exposure		87
Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	283	87
Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	44	25
Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	229	57
Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	5
Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 255,288	£ 252,202
ECL coverage	0.20%	0.10%
Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 255,774	£ 252,367
Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	212,160	239,661
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	42,203	12,357
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,411	349
Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	486	165
Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	195	60
Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	250	55
Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	41	50
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,650	£ 2,202
ECL coverage	48.20%	49.40%
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,119	£ 4,348
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,119	4,348
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure		2,146
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,469	2,146
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,469
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	£ 0
100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
ECL coverage		14.30%
100% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 644	£ 349
ECL coverage	2.90%	1.40%
100% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 654	£ 354
100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	654	354
100% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	5
100% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	5
100% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,370	£ 299
ECL coverage	2.90%	1.40%
100% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure		£ 349
100% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,411	349
100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,411	349
100% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	41	50
100% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	41	50
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,072	£ 37,970
ECL coverage	0.00%	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
ECL coverage	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,077	£ 37,994
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	36,388	37,430
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	689	564
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	24
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	9
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	9
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	15
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,689	£ 6,315
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,690	£ 6,316
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,502	6,198
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	188	118
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 57,829	£ 78,711
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 57,833	£ 78,715
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	52,522	77,725
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,311	990
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	4
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	4
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,614	£ 17,894
ECL coverage	0.10%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,635	£ 17,900
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	17,008	17,117
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	627	783
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	6
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	17	6
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	17	6
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,188	£ 4,238
ECL coverage	0.20%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,193	£ 4,239
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,765	4,199
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	428	40
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 68,388	£ 55,387
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 68,407	£ 55,390
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	62,677	53,910
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,730	1,480
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	19	3
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	11	3
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 16,044	£ 15,584
ECL coverage	0.50%	0.10%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 16,130	£ 15,601
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	13,667	15,020
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,463	581
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	86	17
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	34	16
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	34	16
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	52	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,626	£ 3,055
ECL coverage	0.40%	0.00%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,633	£ 3,056
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,468	2,953
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	165	103
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 47,846	£ 44,532
ECL coverage	0.10%	0.00%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 47,881	£ 44,539
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	41,621	43,728
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,260	811
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	35	7
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	15	6
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	20	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,266	£ 25,357
ECL coverage	0.90%	0.30%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,481	£ 25,434
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	21,049	24,490
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,432	944
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	215	77
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	88	71
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	88	71
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	127	6
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,038	£ 4,683
ECL coverage	0.90%	0.10%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,076	£ 4,687
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,524	4,551
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	552	136
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	38	4
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	33	2
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 31,615	£ 30,095
ECL coverage	0.10%	0.00%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 31,648	£ 30,107
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	25,461	28,813
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,187	1,294
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	33	12
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	14	10
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	19	2
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,220	£ 25,715
ECL coverage	2.90%	0.90%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,864	£ 25,951
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	16,951	24,211
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,913	1,740
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	644	236
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	293	134
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	293	134
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	351	102
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,225	£ 3,168
ECL coverage	1.00%	0.50%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,258	£ 3,183
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,712	2,529
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	546	654
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	33	15
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	7
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	8
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,577	£ 29,146
ECL coverage	0.50%	0.10%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,708	£ 29,181
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	20,730	27,115
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,978	2,066
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	131	35
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	113	26
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	18	9
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,091	£ 12,417
ECL coverage	7.00%	4.00%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,925	£ 12,941
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,264	7,491
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,661	5,450
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	834	524
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	183	185
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	183	185
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	651	339
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 675	£ 895
ECL coverage	4.00%	1.30%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 703	£ 907
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	305	663
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	398	244
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	28	12
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	4
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	8
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,545	£ 6,344
ECL coverage	1.00%	0.40%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,612	£ 6,372
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,621	4,322
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,991	2,050
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	67	28
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	23	7
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	44	21
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,616	£ 2,229
ECL coverage	4.50%	2.40%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,740	£ 2,284
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,042	1,945
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,698	339
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	124	55
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	21
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	21
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	99	34
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 587	£ 575
ECL coverage	14.60%	3.00%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 687	£ 593
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	264	421
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	423	172
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	100	18
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	17	9
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	83	9
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,713	£ 5,257
ECL coverage	0.40%	0.20%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,749	£ 5,268
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,778	3,454
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,971	1,814
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	36	11
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	11	4
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	7
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,694	£ 2,268
ECL coverage	19.90%	21.20%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
ECL coverage	19.90%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,362	£ 2,879
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	435	641
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,927	2,238
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	668	611
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	43	50
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	625	50
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	561
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 748	£ 369
ECL coverage	7.50%	7.50%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 809	£ 399
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	40	117
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	769	282
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	61	30
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	61	30
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,405	£ 2,431
ECL coverage	2.70%	0.60%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member] | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,525	£ 2,446
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	750	594
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,775	1,852
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | ECL | ECL [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	120	15
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | ECL | Stage 1 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	115	15
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Barclays Bank Group [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0